Quarterly Consolidated Financial Data (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Utility [Member]	Sep. 30, 2012 Utility [Member]	Jun. 30, 2012 Utility [Member]	Mar. 31, 2012 Utility [Member]	Dec. 31, 2011 Utility [Member]
Loss accrued						$ 80
Insurance recoveries for cost incurred related to third-party claims	185			50	99	25	11	99
Disallowed capital expenditures	$ 353	$ 0	$ 36	$ 353